ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 95.5%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------

AUSTRALIA -- 0.5%

SECURITY                                  SHARES       VALUE
Oil Companies - Exploration & Production -- 0.5%
------------------------------------------------------------------
Novus Petroleum Ltd.(1)                       378,000  $   259,680
------------------------------------------------------------------
                                                       $   259,680
------------------------------------------------------------------
Total Australia
   (identified cost $299,552)                          $   259,680
------------------------------------------------------------------

HONG KONG -- 25.0%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Agricultural Operations -- 1.1%
------------------------------------------------------------------
Chaoda Modern Agriculture (Holdings)
Ltd.                                        3,100,000  $   596,230
------------------------------------------------------------------
                                                       $   596,230
------------------------------------------------------------------
Appliances -- 0.9%
------------------------------------------------------------------
Allan International Holdings Ltd.           3,070,000  $   460,559
------------------------------------------------------------------
                                                       $   460,559
------------------------------------------------------------------
Containers and Packaging -- 1.5%
------------------------------------------------------------------
Singamas Container Holdings Ltd.            2,366,000  $   788,768
------------------------------------------------------------------
                                                       $   788,768
------------------------------------------------------------------
Distribution / Wholesale -- 1.2%
------------------------------------------------------------------
Linmark Group Ltd.                          2,400,000  $   606,232
------------------------------------------------------------------
                                                       $   606,232
------------------------------------------------------------------
Distribution / Wholesale / Retail -- 0.6%
------------------------------------------------------------------
Esprit Holdings Ltd.                          165,000  $   326,869
------------------------------------------------------------------
                                                       $   326,869
------------------------------------------------------------------
Electric Products -- 1.3%
------------------------------------------------------------------
Techtronic Industries Co., Ltd.               640,000  $   705,732
------------------------------------------------------------------
                                                       $   705,732
------------------------------------------------------------------
Food - Wholesale / Distribution -- 1.6%
------------------------------------------------------------------
Heng Tai Consumables Group Ltd.            10,000,000  $   859,085
------------------------------------------------------------------
                                                       $   859,085
------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Food and Beverages -- 3.1%
------------------------------------------------------------------
Harbin Brewery Group Ltd.(1)                4,000,000  $ 1,153,994
Vitasoy International Holdings Ltd.         2,278,000      493,630
------------------------------------------------------------------
                                                       $ 1,647,624
------------------------------------------------------------------
Hotels and Motels -- 2.7%
------------------------------------------------------------------
Shangri-La Asia Ltd.                        2,000,000  $ 1,436,082
------------------------------------------------------------------
                                                       $ 1,436,082
------------------------------------------------------------------
Insurance -- 3.1%
------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                   2,966,000  $ 1,616,297
------------------------------------------------------------------
                                                       $ 1,616,297
------------------------------------------------------------------
Metals - Industrial -- 0.8%
------------------------------------------------------------------
Lung Kee (Bermuda) Holdings Ltd.            1,492,000  $   406,526
------------------------------------------------------------------
                                                       $   406,526
------------------------------------------------------------------
Optical Supplies -- 0.6%
------------------------------------------------------------------
Sun Hing Vision Group Holdings Ltd.           754,000  $   299,705
------------------------------------------------------------------
                                                       $   299,705
------------------------------------------------------------------
Printing -- 0.8%
------------------------------------------------------------------
Global China Technology Group Ltd.(1)       9,058,000  $   441,344
------------------------------------------------------------------
                                                       $   441,344
------------------------------------------------------------------
Retail - Restaurants -- 3.6%
------------------------------------------------------------------
Cafe de Coral Holdings Ltd.                 3,033,000  $ 1,895,868
------------------------------------------------------------------
                                                       $ 1,895,868
------------------------------------------------------------------
Textiles and Apparel -- 0.9%
------------------------------------------------------------------
Victory City International Holdings Ltd.    1,978,000  $   484,419
------------------------------------------------------------------
                                                       $   484,419
------------------------------------------------------------------
Toys -- 1.2%
------------------------------------------------------------------
Dream International Ltd.                    3,318,000  $   638,159
------------------------------------------------------------------
                                                       $   638,159
------------------------------------------------------------------
Total Hong Kong
   (identified cost $11,573,111)                       $13,209,499
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

INDIA -- 30.6%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Auto and Parts -- 2.6%
------------------------------------------------------------------
Bharat Forge Ltd.                             245,000  $ 1,354,164
------------------------------------------------------------------
                                                       $ 1,354,164
------------------------------------------------------------------
Banking and Finance -- 3.7%
------------------------------------------------------------------
HDFC Bank Ltd.                                150,000  $   787,177
Kotak Mahindra Finance Ltd.                   325,000    1,166,273
------------------------------------------------------------------
                                                       $ 1,953,450
------------------------------------------------------------------
Broadcasting -- 2.6%
------------------------------------------------------------------
Balaji Telefilms Ltd.                         890,191  $ 1,354,638
------------------------------------------------------------------
                                                       $ 1,354,638
------------------------------------------------------------------
Building Materials -- 1.8%
------------------------------------------------------------------
Associated Cement Companies Ltd.              300,000  $   970,699
------------------------------------------------------------------
                                                       $   970,699
------------------------------------------------------------------
Coatings/Paints -- 0.8%
------------------------------------------------------------------
Asian Paints (India) Ltd.                      65,000  $   431,285
------------------------------------------------------------------
                                                       $   431,285
------------------------------------------------------------------
Drugs -- 5.9%
------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.                  83,140  $ 1,531,306
J.B. Chemicals and Pharmaceuticals Ltd.         7,835       27,088
Sun Pharmaceutical Industries Ltd.            264,550    1,555,850
------------------------------------------------------------------
                                                       $ 3,114,244
------------------------------------------------------------------
Electric - Generation -- 1.2%
------------------------------------------------------------------
Alstom Power India Ltd.(1)                    501,000  $   626,118
------------------------------------------------------------------
                                                       $   626,118
------------------------------------------------------------------
Engineering -- 4.1%
------------------------------------------------------------------
Asea Brown Boveri Ltd.                        146,095  $   983,326
Siemens India Ltd.                            178,343    1,188,391
------------------------------------------------------------------
                                                       $ 2,171,717
------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Food and Beverages -- 4.2%
------------------------------------------------------------------
Tata Tea Ltd.                                 420,000  $ 1,556,144
United Breweries Holdings Ltd.(1)             402,540      169,099
United Breweries Ltd.(1)                      268,360      500,251
------------------------------------------------------------------
                                                       $ 2,225,494
------------------------------------------------------------------
Soap & Cleaning Preparations -- 1.0%
------------------------------------------------------------------
Godrej Consumer Products Ltd.                 237,000  $   545,085
------------------------------------------------------------------
                                                       $   545,085
------------------------------------------------------------------
Software -- 2.7%
------------------------------------------------------------------
Digital Globalsoft Ltd.                        78,000  $ 1,063,182
E-Serve International Ltd.                     34,363      355,142
------------------------------------------------------------------
                                                       $ 1,418,324
------------------------------------------------------------------
Total India
   (identified cost $17,883,695)                       $16,165,218
------------------------------------------------------------------

INDONESIA -- 6.4%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Banking and Finance -- 0.8%
------------------------------------------------------------------
PT Bank Nisp Tbk(1)                        17,200,000  $   406,596
------------------------------------------------------------------
                                                       $   406,596
------------------------------------------------------------------
Packaging -- 1.4%
------------------------------------------------------------------
PT Dynaplast Tbk                            6,905,000  $   757,852
------------------------------------------------------------------
                                                       $   757,852
------------------------------------------------------------------
Soap & Cleaning Preparations -- 4.2%
------------------------------------------------------------------
PT Unilever Indonesia Tbk                   1,090,000  $ 2,230,061
------------------------------------------------------------------
                                                       $ 2,230,061
------------------------------------------------------------------
Total Indonesia
   (identified cost $3,167,717)                        $ 3,394,509
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

MALAYSIA -- 0.3%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Household Furnishing & Appliances -- 0.3%
------------------------------------------------------------------
Latitude Tree Holdings Berhad                 300,000  $   180,789
------------------------------------------------------------------
                                                       $   180,789
------------------------------------------------------------------
Total Malaysia
   (identified cost $250,025)                          $   180,789
------------------------------------------------------------------

REPUBLIC OF KOREA -- 11.9%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Auto and Parts -- 2.3%
------------------------------------------------------------------
Halla Climate Control Corp.(1)                 37,800  $ 1,223,952
------------------------------------------------------------------
                                                       $ 1,223,952
------------------------------------------------------------------
Commercial Services - Finance -- 1.0%
------------------------------------------------------------------
Korea Information Service, Inc.(1)             39,000  $   519,499
------------------------------------------------------------------
                                                       $   519,499
------------------------------------------------------------------
Computers and Business Equipment -- 2.7%
------------------------------------------------------------------
Sindo Ricoh Co.(1)                             29,000  $ 1,418,841
------------------------------------------------------------------
                                                       $ 1,418,841
------------------------------------------------------------------
Internet Content - Entertainment -- 2.8%
------------------------------------------------------------------
NCsoft Corp.(1)                                17,900  $ 1,471,110
------------------------------------------------------------------
                                                       $ 1,471,110
------------------------------------------------------------------
Textiles and Apparel -- 2.1%
------------------------------------------------------------------
Youngone Corp.                                936,830  $ 1,083,086
------------------------------------------------------------------
                                                       $ 1,083,086
------------------------------------------------------------------
Web Portals / ISP -- 1.0%
------------------------------------------------------------------
NHN Corp.                                      11,680  $   546,988
------------------------------------------------------------------
                                                       $   546,988
------------------------------------------------------------------
Total Republic of Korea
   (identified cost $7,056,698)                        $ 6,263,476
------------------------------------------------------------------

SINGAPORE -- 11.9%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Diversified Operations -- 1.8%
------------------------------------------------------------------
Noble Group Ltd.                              907,200  $   929,738
------------------------------------------------------------------
                                                       $   929,738
------------------------------------------------------------------
Electric Products -- 2.7%
------------------------------------------------------------------
Lindeteves-Jacoberg Ltd.                    3,054,000  $ 1,441,852
------------------------------------------------------------------
                                                       $ 1,441,852
------------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.2%
------------------------------------------------------------------
Huan Hsin Holdings Ltd.                     1,087,000  $   613,329
------------------------------------------------------------------
                                                       $   613,329
------------------------------------------------------------------
Food - Retail -- 6.2%
------------------------------------------------------------------
Dairy Farm International Holdings Ltd.      3,120,300  $ 3,276,315
------------------------------------------------------------------
                                                       $ 3,276,315
------------------------------------------------------------------
Total Singapore
   (identified cost $4,203,474)                        $ 6,261,234
------------------------------------------------------------------

SRI LANKA -- 3.2%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Diversified Operations -- 1.7%
------------------------------------------------------------------
Aitken Spence and Co., Ltd.                   688,900  $   917,206
------------------------------------------------------------------
                                                       $   917,206
------------------------------------------------------------------
Food and Beverages -- 0.3%
------------------------------------------------------------------
Distilleries Co. of Sri Lanka Ltd.          1,975,000  $   173,263
------------------------------------------------------------------
                                                       $   173,263
------------------------------------------------------------------
Telecommunication Services -- 1.2%
------------------------------------------------------------------
Sri Lanka Telecom Ltd.                      4,830,000  $   623,129
------------------------------------------------------------------
                                                       $   623,129
------------------------------------------------------------------
Total Sri Lanka
   (identified cost $1,868,197)                        $ 1,713,598
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TAIWAN -- 1.5%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Machinery -- 1.5%
------------------------------------------------------------------
Kaulin Manufacturing Co., Ltd.                605,000  $   802,604
------------------------------------------------------------------
                                                       $   802,604
------------------------------------------------------------------
Total Taiwan
   (identified cost $785,643)                          $   802,604
------------------------------------------------------------------

THAILAND -- 4.2%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Food and Beverages -- 0.5%
------------------------------------------------------------------
Serm Suk PCL(1)                                50,000  $   233,699
------------------------------------------------------------------
                                                       $   233,699
------------------------------------------------------------------
Real Estate Operating / Development -- 3.7%
------------------------------------------------------------------
Central Pattana Public Co., Ltd.            2,468,600  $ 1,367,278
Noble Development PCL(1)                    3,000,000      578,406
------------------------------------------------------------------
                                                       $ 1,945,684
------------------------------------------------------------------
Total Thailand
   (identified cost $1,535,405)                        $ 2,179,383
------------------------------------------------------------------
Total Common Stocks
   (identified cost $48,623,517)                       $50,429,990
------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------

INDIA -- 0.0%

SECURITY                                  SHARES       VALUE
Drugs -- 0.0%
------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.,
6.00%, due 11/30/07(2)                        529,100  $    13,336
------------------------------------------------------------------
                                                       $    13,336
------------------------------------------------------------------
Total India
   (identified cost $9,520)                            $    13,336
------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $9,520)                            $    13,336
------------------------------------------------------------------
Total Investments -- 95.5%
   (identified cost $48,633,037)                       $50,443,326
------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.5%                 $ 2,380,395
------------------------------------------------------------------
Net Assets -- 100.0%                                   $52,823,721
------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $48,633,037)                           $50,443,326
Cash                                        3,234,181
Foreign currency, at value (identified
   cost, $385,279)                            383,430
Receivable for investments sold                21,416
Interest and dividends receivable              78,850
Prepaid expenses                                  126
Tax reclaim receivable                          2,454
-----------------------------------------------------
TOTAL ASSETS                              $54,163,783
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,196,721
Accrued expenses                              143,341
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,340,062
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $52,823,721
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $51,013,474
Net unrealized appreciation (computed on
   the basis of identified cost)            1,810,247
-----------------------------------------------------
TOTAL                                     $52,823,721
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $33,008)                               $   340,776
Interest                                        9,112
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   349,888
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   197,546
Administration fee                             65,325
Trustees' fees and expenses                     2,534
Custodian fee                                 104,695
Legal and accounting services                  15,050
Miscellaneous                                   2,320
-----------------------------------------------------
TOTAL EXPENSES                            $   387,470
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (37,582)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   946,337
   Foreign currency transactions              (47,383)
-----------------------------------------------------
NET REALIZED GAIN                         $   898,954
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(5,122,537)
   Foreign currency                               504
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(5,122,033)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,223,079)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(4,260,661)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2003  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $         (37,582) $      (121,602)
   Net realized gain                                898,954        3,121,068
   Net change in unrealized
      appreciation (depreciation)                (5,122,033)       5,555,867
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      (4,260,661) $     8,555,333
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $       1,842,567  $    10,733,574
   Withdrawals                                   (1,005,006)      (7,125,697)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $         837,561  $     3,607,877
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      (3,423,100) $    12,163,210
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      56,246,821  $    44,083,611
----------------------------------------------------------------------------
AT END OF PERIOD                          $      52,823,721  $    56,246,821
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                        SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                        FEBRUARY 28, 2003    --------------------------------------------------------
                        (UNAUDITED)            2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------
Ratios (As a
   percentage of
   average daily net
   assets):
   Expenses                     1.48%(1)        1.50%       1.47%       1.34%       0.85%       0.50%
   Expenses after
      custodian fee
      reduction                 1.48%(1)        1.47%       1.19%       1.13%       0.85%       0.50%
   Net investment
      income (loss)            (0.14)%(1)      (0.24)%      0.58%      (0.31)%      1.32%       1.34%
Portfolio Turnover                50%             83%        109%        112%        105%        101%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                (7.48)%         21.32%         --          --          --          --
-----------------------------------------------------------------------------------------------------
NET ASSETS, END OF
   PERIOD (000'S
   OMITTED)                  $52,824         $56,247     $44,084     $64,295     $28,485     $15,207
-----------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2003, the Eaton Vance Asian Small Companies Fund held an approximate 7.6% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 D Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.
 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2003, the adviser fee amounted to $197,546. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2003, the administrative fee amounted to $65,325. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $25,242,284 and $26,014,501, respectively, for the six months ended February 28, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2003, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $48,633,037
    -----------------------------------------------------
    Gross unrealized appreciation             $ 6,474,637
    Gross unrealized depreciation              (4,664,348)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,810,289
    -----------------------------------------------------

   The net unrealized depreciation on currency was $42.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2003.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2003 there were no outstanding obligations under these financial instruments.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 28, 2003

INVESTMENT MANAGEMENT

ASIAN SMALL COMPANIES PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President and
Portfolio Manager

William Walter Raleigh Kerr
Vice President and Assistant
Treasurer

William J. Austin, Jr.
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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